Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Intangible assets, net

13.  Intangible assets, net

The composition and movement of intangible assets is as follows:

	Useful	Gross value				Accumulated amortization				Net carrying amount

	Life	At December 31,
	years	2022		2021		2022		2021		2022		2021
Software	1 - 4	US$	47,850	US$	41,048	US$	(35,125)	US$	(28,416)	US$	12,725	US$	12,632

Balance as of January 1st, 2021	US$	9,603
Additions		10,142
Disposals		(1)
Amortization		(6,752)
Exchange differences		(360)
Balance as of December 31, 2021		12,632
Additions		6,790
Amortization		(6,696)
Exchange differences		(1)
Balance as of December 31, 2022	US$	12,725

During the second half of 2021 and beginning of 2022 the Company implemented the SAP S/4HANA software. During 2022 and 2021 the costs directly attributable to developments and improvements to systems were recognized as an intangible asset and other non-qualifying costs as part of the implementation were recognized in the statements of operations.

Software amortization expense for the years ended December 31, 2022, 2021 and 2020 was US$6,696, US$6,752 and US$4,715, respectively. These amounts were recognized in depreciation and amortization caption on the consolidated statements of operations.